Income Taxes	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Income Taxes	Income Taxes
The components of income tax provision (benefit) were as follows:

	Years Ended December 31,
	2022	2021	2020
	(in millions)
Current income tax
Federal	$57	$172	$233
State	(2)	6	—
Total current income tax	55	178	233
Deferred income tax
Federal	150	136	(277)
State	4	2	(1)
Total deferred income tax	154	138	(278)
Total income tax provision (benefit)	$209	$316	$(45)
The principal reasons that the aggregate income tax provision (benefit) is different from that computed by using the U.S. statutory rate of 21% were as follows:

	Years Ended December 31,
	2022	2021	2020
Tax at U.S. statutory rate	21.0%	21.0%	21.0%
Changes in taxes resulting from:
Low income housing tax credits	(2.9)	(3.3)	(20.1)
Dividend received deduction	(2.3)	(1.7)	(9.7)
Foreign tax credit, net of addback	(1.7)	(0.9)	(1.9)
Other, net	(0.3)	0.4	(0.8)
Income tax provision (benefit)	13.8%	15.5%	(11.5)%
The decrease in the Company’s effective tax rate for the year ended December 31, 2022 compared to 2021 is primarily due to the lower pretax income relative to tax preferred items.
The increase in the Company’s effective tax rate for the year ended December 31, 2021 compared to 2020 is primarily due to the higher pretax income relative to tax preferred items.
Deferred income tax assets and liabilities result from temporary differences between the assets and liabilities measured for GAAP reporting versus income tax return purposes. Deferred income tax assets and liabilities are measured at the statutory rate of 21% as of both December 31, 2022 and 2021. The significant components of the Company’s deferred income tax assets and liabilities, which are included net within Other assets or Other liabilities, were as follows:

	December 31,
	2022	2021
	(in millions)
Deferred income tax assets
Liabilities for policyholder account balances, future policy benefits and claims	$2,274	$2,386
Net unrealized losses on Available-for-Sale securities	244	—
Other	29	14
Gross deferred income tax assets	2,547	2,400
Less: valuation allowance	30	11
Total deferred income tax assets	2,517	2,389

Deferred income tax liabilities
Investment related	923	508
Deferred acquisition costs	409	438
Net unrealized gains on Available-for-Sale securities	—	308
Other	52	57
Gross deferred income tax liabilities	1,384	1,311
Net deferred income tax assets	$1,133	$1,078
Included in the Company’s deferred income tax assets are tax benefits related to state net operating losses of $28 million, net of federal benefit, which will expire beginning December 31, 2023. Based on analysis of the Company’s tax position as of December 31, 2022, management believes it is more likely than not that the Company will not realize certain state net operating losses of $28 million and state deferred tax assets of $2 million; therefore, a valuation allowance of $30 million has been established.
A reconciliation of the beginning and ending amount of gross unrecognized tax benefits was as follows:

	2022	2021	2020
	(in millions)
Balance at January 1	$37	$38	$39
Additions based on tax positions related to the current year	—	—	1
Reductions based on tax positions related to the current year	(1)	(1)	(1)
Additions for tax positions of prior years	1	—	—
Reductions due to lapse of statute of limitations	—	—	(1)
Balance at December 31	$37	$37	$38
If recognized, approximately $20 million, net of federal tax benefits, of unrecognized tax benefits as of December 31, 2022, 2021 and 2020, would affect the effective tax rate.
It is reasonably possible that the total amount of unrecognized tax benefits will change in the next 12 months. The Company estimates that the total amount of gross unrecognized tax benefits may decrease by approximately $34 million in the next 12 months primarily due to Internal Revenue Service (“IRS”) settlements.
The Company recognizes interest and penalties related to unrecognized tax benefits as a component of the income tax provision. The Company recognized nil, a net increase of $1 million and nil in interest and penalties for the years ended December 31, 2022, 2021 and 2020, respectively. As of both December 31, 2022 and 2021, the Company had a payable of $3 million related to accrued interest and penalties.
The Company files income tax returns as part of its inclusion in the consolidated federal income tax returns of Ameriprise Financial in the U.S. federal jurisdiction and various state jurisdictions. The federal statute of limitations are closed on years through 2015, except for one issue for 2014 and 2015 which was claimed on amended returns. The IRS is currently auditing Ameriprise Financial’s U.S.
income tax returns for 2016 through 2020. Ameriprise Financial’s or the Company’s state income tax returns are currently under examination by various jurisdictions for years ranging from 2015 through 2020.